Note 33 - Group of Companies - Consolidated Companies (Details)	12 Months Ended
Dec. 31, 2021
Bolivia 1 [member] | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.40%
Spain 1 [member] | JALUA SPAIN, S.L. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Brazil 1 [member] | AMBEV S.A. [member]
Statement Line Items [Line Items]
Status of ownership interest in subsidiary	Consolidating
Brazil 1 [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Brazil 1 [member] | CRBS S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Brazil 1 [member] | CERVEJARIA Z.X. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg 1 [member] | AMBEV LUXEMBOURG [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Guatemala 1 [member] | INDUSTRIAS DEL ATLÁNTICO, S.A [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Paraguay 1 [member] | CERVECERIA PARAGUAYA S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	87.36%
Canada 1 [member] | LABATT BREWING COMPANY LIMITED [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Dominican Republic 1 [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Uruguay 1 [member] | LINTHAL S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Uruguay 1 [member] | CERVECERIA Y MALTERIA PAYSSANDÚ S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	99.93%
Uruguay 1 [member] | MONTHIERS S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Panama 1 [member] | Cerveceria Nacional S. de R.L. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%